Significant Accounting Policies (Tables)	12 Months Ended
Dec. 30, 2012
Accounting Policies [Abstract]
Amounts Due from Banks

cash equivalents. The amounts due from banks for these transactions at each reporting date were as follows:

	As Of
	January 1, 2012	December 30, 2012
Due from banks for debit and credit card transactions	$13,699	$18,092

Estimated Useful Lives of Asset Classes

The following table includes the estimated useful lives of asset classes:

Software and used equipment	3 years
Computer hardware	5 years
Furniture, fixtures and equipment	7 years
Leasehold improvements	up to 15 years
Buildings	40 years

Reconciliation of Asset Retirement Obligations Liability

A reconciliation of the ARO liability is as follows:

	As Of
	January 1, 2012	December 30, 2012
Beginning balance	$580	$1,236
Additions for new facilities	110	132
ARO liability from business combination	531	784
Accretion expense	36	237
Reduction due to lease exits	—	(11)
Adjustments	(21)	(16)

Ending balance	$1,236	$2,362

Acquisition-Related Costs

as incurred. Acquisition-related costs are classified as selling, general and administrative expenses and consist of costs associated with the Henry’s Transaction in 2011 and costs associated with the Sunflower Transaction in 2012, as follows:

	Year Ended
	January 1, 2012	December 30, 2012
Acquisition-related costs	$5,900	$3,229

Schedule of Advertising Expense

a specific incremental and identifiable cost. Advertising costs are expensed as incurred. Advertising expense was as follows:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Advertising expense	$9,342	$22,344	$29,238
Vendor rebates	(1,650)	(5,745)	(9,905)

Advertising expense, net of rebates	$7,692	$16,599	$19,333